Shareholder Report, Holdings (Details)	May 31, 2024
C000007977 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007977 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007977 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007977 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007977 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000007977 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000007977 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007977 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007976 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007976 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007976 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007976 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007976 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000007976 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000007976 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007976 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%